Document and Entity Information	0 Months Ended
Mar. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 21, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Mar 21, 2013
Document Effective Date	Mar 21, 2013
Prospectus Date	Dec 31, 2012

BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Mid Cap Multi-Strategy Fund

March 21, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Prospectus
Dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Principal Investment Strategy" and "– Portfolio Management," and "Fund Details – BNY Mellon Mid Cap Multi-Strategy Fund" and "– Management":

The fund's assets are allocated among multiple investment strategies employed by the fund's investment adviser, as well as one or more sub-investment advisers. Currently, the fund's investment adviser intends to allocate the fund's assets among mid cap core, growth and value strategies employed by the investment adviser's portfolio managers, a mid cap value strategy employed by Robeco Investment Management, Inc. (Robeco), an unaffiliated sub-investment adviser, and a mid cap growth strategy employed by Geneva, an unaffiliated sub-investment adviser.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies, as of the Effective Date, are as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	30%	0% to 50%
Opportunistic Mid Cap Value Strategy	20%	0% to 30%
Mid Cap Growth Strategy	15%	0% to 30%
Robeco Mid Cap Value Strategy	20%	0% to 30%
Geneva Mid Cap Growth Strategy	15%	0% to 30%

The fund's investment adviser will seek to allocate the target percentage of the fund's assets to Geneva, and make any modifications to the target percentage of the fund's assets currently allocated to the other investment strategies, in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or a sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate.

Label	Element	Value
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock

March 21, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Prospectus
Dated December 31, 2012

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Principal Investment Strategy" and "– Portfolio Management," and "Fund Details – BNY Mellon Mid Cap Multi-Strategy Fund" and "– Management":

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Mid Cap Multi-Strategy Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund's assets are allocated among multiple investment strategies employed by the fund's investment adviser, as well as one or more sub-investment advisers. Currently, the fund's investment adviser intends to allocate the fund's assets among mid cap core, growth and value strategies employed by the investment adviser's portfolio managers, a mid cap value strategy employed by Robeco Investment Management, Inc. (Robeco), an unaffiliated sub-investment adviser, and a mid cap growth strategy employed by Geneva, an unaffiliated sub-investment adviser.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies, as of the Effective Date, are as follows:

Investment Strategy	Target	Range
Mid Cap Tax-Sensitive Core Strategy	30%	0% to 50%
Opportunistic Mid Cap Value Strategy	20%	0% to 30%
Mid Cap Growth Strategy	15%	0% to 30%
Robeco Mid Cap Value Strategy	20%	0% to 30%
Geneva Mid Cap Growth Strategy	15%	0% to 30%

The fund's investment adviser will seek to allocate the target percentage of the fund's assets to Geneva, and make any modifications to the target percentage of the fund's assets currently allocated to the other investment strategies, in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy employed by the fund's investment adviser or a sub-investment adviser, and the target allocations and ranges when the investment adviser deems it appropriate.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012